Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	March 31, 2023	September 30, 2022
Accounts receivable	$18,339,445	$15,975,717
Less: allowance for doubtful accounts	(820,177)	(791,827)
Accounts receivable, net	$17,519,268	$15,183,890

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement is as follows:
	March 31, 2023	September 30, 2022
Beginning balance	$791,827	$446,527
Additions	-	419,353
Bad debt recovery	-	-
Foreign currency translation adjustments	28,350	(74,053)
Ending balance	$820,177	$791,827